Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2026
Derivative [Line Items]
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2025	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,673,102	—	10,830	—	10,910
Foreign exchange contracts	318,749	—	4,534	—	4,813
Equity-related contracts	14,584	—	261	—	313
Credit-related contracts	33,847	—	245	—	210
Other contracts	878	—	21	—	21

Total	3,041,160	—	15,891	—	16,267

		Fair value
		Derivative receivables (2)		Derivative payables (2)
2026	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	3,456,811	—	16,440	—	16,892
Foreign exchange contracts	391,538	—	6,725	—	6,566
Equity-related contracts	19,645	—	355	—	550
Credit-related contracts	27,092	—	206	—	134
Other contracts	636	—	57	—	63

Total	3,895,722	—	23,782	—	24,205

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2025 and 2026:

	2025		2026
	Notional amount	Fair value	Notional amount	Fair value
	(in billions of yen)
Credit protection written:
Investment grade	9,201	59	9,191	53
Non-investment grade	6,549	106	3,402	38

Total	15,750	164	12,592	91

Credit protection purchased	18,097	(129)	14,499	(19)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2025 and 2026:

	Maximum payout/Notional amount
	2025	2026
	(in billions of yen)
One year or less	1,173	1,844
After one year through five years	13,125	9,008
After five years	1,452	1,740

Total	15,750	12,592

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2025 and 2026:

	2025	2026

	(in billions of yen)

Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,359	1,563
Collateral provided to counterparties in the normal course of business	1,118	1,183
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	241	380

Not Designated as Hedging Instrument
Derivative [Line Items]
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

	Gains (losses) recorded in income
	2024	2025	2026
	(in millions of yen)
Interest rate contracts	(22,003)	(10,636)	(709,941)
Foreign exchange contracts	387,591	464,463	332,489
Equity-related contracts	240,277	64,292	(317,436)
Credit-related contracts (Note)	(3,053)	6,531	(22,718)
Other contracts	(42,005)	(5,678)	4,166

Total	560,806	518,972	(713,441)

Note:
Amounts include the net gains (losses) of ¥(952) million, ¥(964) million and ¥(809) million on the credit derivatives economically managing the credit risk of loans during the fiscal years ended March 31, 2024, 2025 and 2026, respectively.